Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Impairment loss			$ 1,439
Tax benefit percentage	50.00%
Severance expense	$ 4,877	$ 5,199	4,538
Employer match expense	1,356	1,280	1,282
Notional amounts	82,078	0	27,138
Aggregate notional amounts		168,850	140,688
Financial expense	$ 2,991	1,193	3,338
Minimum [Member]
Significant Accounting Policies [Line Items]
Match ranges	5.00%
Minimum [Member] | Retirement Savings Plan [Member]
Significant Accounting Policies [Line Items]
Match ranges	1.25%
Maximum [Member]
Significant Accounting Policies [Line Items]
Match ranges	6.00%
Maximum [Member] | Retirement Savings Plan [Member]
Significant Accounting Policies [Line Items]
Match ranges	3.00%
Options and Forward Contracts [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 121,080
Forward contracts notional amount	$ 0	$ 15,900	$ 20,000
Software Development [Member]
Significant Accounting Policies [Line Items]
Useful life	7 years